DocumentAndEntityInformation	Oct. 12, 2026
Document Information Line Items
Entity Central Index Key	0001639300
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	Ollie’s Bargain Outlet Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37501
Entity Tax Identification Number	80-0848819
Entity Address, Address Line One	6295 Allentown Boulevard
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17112
City Area Code	717
Local Phone Number	657-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	OLLI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false